REVENUE - Transaction price allocated to the remaining performance obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Transaction price allocated to the remaining performance obligations
Remaining performance obligation	$ 390,633
Fixed-price contracts
Transaction price allocated to the remaining performance obligations
Remaining performance obligation		$ 501,604
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Fixed-price contracts
Transaction price allocated to the remaining performance obligations
Remaining performance obligation		$ 173,346
Expected timing of satisfaction		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-10-01
Transaction price allocated to the remaining performance obligations
Remaining performance obligation	$ 52,346
Expected timing of satisfaction	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Transaction price allocated to the remaining performance obligations
Remaining performance obligation	$ 130,566
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Fixed-price contracts
Transaction price allocated to the remaining performance obligations
Remaining performance obligation		$ 124,425
Expected timing of satisfaction		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Transaction price allocated to the remaining performance obligations
Remaining performance obligation	$ 99,548
Expected timing of satisfaction	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 | Fixed-price contracts
Transaction price allocated to the remaining performance obligations
Remaining performance obligation		$ 203,833
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Transaction price allocated to the remaining performance obligations
Remaining performance obligation	$ 108,173
Expected timing of satisfaction